SCHWAB CAPITAL TRUST

Schwab® Active Equity Funds

Schwab Balanced Fund™

Schwab MarketTrack Portfolios®

Schwab Target Funds

Schwab Equity Index Funds®

Schwab Fundamental Index* Funds

(except Schwab® Fundamental Global Real Estate Index Fund)

Laudus International MarketMasters Fund™

Schwab® Monthly Income Funds

SCHWAB INVESTMENTS

Schwab® Bond Index Funds

Schwab® Tax-Free Bond Funds

Schwab 1000 Index® Fund

SCHWAB STRATEGIC TRUST

Schwab® U.S. Equity ETFs

Schwab® International Equity ETFs

Schwab® Fixed-Income ETFs

THE CHARLES SCHWAB FAMILY OF FUNDS

SCHWAB ANNUITY PORTFOLIOS

(each, a Trust and collectively, the Trusts)

Supplement dated July 29, 2020 to all currently effective Statements of Additional Information (SAI) of all series (each, a Fund and collectively, the Funds) of the aforementioned Trusts, unless otherwise noted above.

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

At a meeting held on June 9, 2020, the Board of Trustees of the Trusts approved the appointment of Deloitte & Touche LLP as the independent registered public accounting firm (“Auditor”) to replace PricewaterhouseCoopers LLP, the Funds’ previous Auditor. Accordingly, the paragraph entitled “Independent Registered Public Accounting Firm” under the section “Investment Advisory and Other Services” is deleted in its entirety and replaced with the following:

Independent Registered Public Accounting Firm

Prior to June 8, 2020, the funds’ independent registered public accounting firm was PricewaterhouseCoopers LLP (PwC), Three Embarcadero Center, San Francisco, California 94111. PwC audited and reported on the annual financial statements of the funds and reviewed certain regulatory reports and each fund’s federal income tax return. PwC also performed other professional, accounting, auditing, tax and advisory services when engaged to do so by the Trust. PwC resigned as the funds’ independent registered public accounting firm effective June 8, 2020. The funds’ Board appointed Deloitte & Touche LLP (D&T), 1601 Wewatta Street, Suite 400, Denver, CO 80202, beginning June 9, 2020, to act as the funds’ independent registered public accounting firm. D&T will audit and report on the annual financial statements of the funds and reviews certain regulatory reports. D&T or one of its affiliates also reviews each funds’ federal income tax returns and performs other professional, accounting, auditing, tax and advisory services when engaged to do so by the Trust.

*	Schwab is a registered trademark of Charles Schwab &Co., Inc. Fundamental Index is a registered trademark of Research Affiliates LLC.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG111816-00 (07/20)

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